22. Trade and Other Payables (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Payables
Accrued expenses	$ 2,692,583	$ 2,716,238	$ 2,789,476
Interest payables	1,230,443	1,061,346	796,175
Trade account payables	2,163,104	2,593,584	2,295,501
Other payables - social security payments	13,969	18,329	33,397
Total trade and other payables, current	6,100,099	6,389,497	5,914,549
Other payables - social security payments	1,940	3,568	63,143
Other payables - property taxes payments		16,029	17,212
Total trade and other payables, non-current	$ 1,940	$ 19,597	$ 80,355